Commitments and contingencies (Details) € in Millions	3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2019 USD ($) € / $	Sep. 30, 2018 USD ($)	Dec. 31, 2019 EUR (€) € / $
Commitments Under Long-Term Lease Contracts [Abstract]
Address commissions	$ 43,125	$ 74,271	$ 302,556	$ 153,406
Amortization of deferred ballast revenue	$ 0	$ 0	119,006	$ 0
Lease income			6,200,000
Future minimum contracted lease payments due within next 12 months			4,200,000
Purchase Commitment for Ballast Water Management Systems [Member]
Commitments Under Contracts for BWMS Installation [Abstract]
Contractual purchase obligations			$ 800,000		€ 0.7
Exchange rate | € / $			0.8918		0.8918
Purchase Commitment for Ballast Water Management Systems [Member] | Prepaid Expenses and Other Current Assets [Member]
Commitments Under Contracts for BWMS Installation [Abstract]
Advances for purchase commitment			$ 182,627